Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—0.9%
346,910	[1]	Boat Rocker Media, Inc.	$ 1,823,041
25,000	[1,2]	Genius Sports Ltd.	162,000
2,500,000	[2]	Infrastrutture Wireless Italiane SPA	26,947,942
45,974	[1]	Motorsport Gaming U.S. LLC	171,483
1,000,000	[1,2]	Outbrain, Inc.	12,620,000
1,500,000	[1]	Reservoir Media Management, Inc.	9,750,000
980,100	[1,2]	Tremor International Ltd., ADR	14,319,261
		TOTAL	65,793,727
		Consumer Discretionary—16.2%
722,658	[1,2]	1stdibs.com, Inc.	7,443,377
1,560,000	[1]	Academy Sports and Outdoors, Inc.	60,684,000
150,000	[1]	Bright Horizons Family Solutions, Inc.	19,261,500
530,000	[2]	Choice Hotels International, Inc.	76,002,000
4,000,000	[1]	CTOS LLC	32,880,000
1,357,435	[1,2]	Custom Truck One Source, Inc.	11,158,116
415,000	[1,2]	DraftKings, Inc.	9,167,350
670,400	[1,2]	Dutch Bros, Inc.	34,961,360
315,000	[1]	Etsy, Inc.	49,480,200
925,000	[1,2]	European Wax Center, Inc.	22,607,000
673,000	[1,2]	First Watch Restaurant Group, Inc.	10,121,920
635,000	[1,3]	Fisker, Inc.	7,499,350
255,000	[1]	Fiverr International Ltd.	21,754,050
690,000	[1]	Floor & Decor Holdings, Inc.	75,016,800
1,050,000	[1]	Global Fashion Group S.A.	4,740,930
288,073	[2]	GreenTree Hospitality Group Ltd., ADR	1,593,044
1,582,820	[1,2]	Latham Group, Inc.	26,401,438
650,000	[1]	Lovesac Co./The	35,002,500
1,200,000	[1,2]	Mister Car Wash, Inc.	20,640,000
271,200		Moncler S.p.A	17,310,036
300,000	[1,2]	MYT Netherlands Parent B.V., ADR	5,139,000
36,200,000		NagaCorp Ltd.	28,775,774
900,000	[1]	National Vision Holdings, Inc.	36,792,000
789,800	[1]	Neogames SA	18,694,566
1,395,300	[1]	Planet Fitness, Inc.	123,679,392
775,000	[1]	Revolve Group, Inc.	38,223,000
1,200,000	[1]	Six Flags Entertainment Corp.	47,388,000
500,000	[1,2]	Solo Brands, Inc.	5,580,000
1,400,000	[1,2]	Sportradar Group AG	18,760,000
950,000	[1,2]	Torrid Holdings, Inc.	8,740,000
400,000	[1]	Udemy, Inc.	6,480,000
300,000	[1,2]	Vacasa, Inc.	1,815,000
171,000		Vail Resorts, Inc.	47,384,100
700,000		Wingstop, Inc.	107,275,000
1,400,000	[1,2]	Xponential Fitness, Inc.	24,444,000
1,070,000	[1]	YETI Holdings, Inc.	70,170,600
		TOTAL	1,133,065,403

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—1.4%
495,000	[1]	Freshpet, Inc.	$ 46,049,850
720,000	[1,2]	Grocery Outlet Holding Corp.	18,273,600
1,150,000	[1]	The Duckhorn Portfolio, Inc.	22,954,000
770,000	[1]	Vital Farms, Inc.	12,728,100
		TOTAL	100,005,550
		Energy—2.0%
950,000		Cactus, Inc.	46,037,000
1,080,000		Matador Resources Co.	48,351,600
1,970,500	[2]	New Fortress Energy, Inc.	43,272,180
		TOTAL	137,660,780
		Financials—8.9%
900,000		AFC Gamma, Inc.	17,721,000
127,600		A-Mark Precious Metals, Inc.	7,898,440
1,600,000		Ares Management Corp	127,552,000
1,670,115		Artisan Partners Asset Management, Inc.	72,165,669
1,000,000	[1,2]	BCLS Acquisition Corp.	9,830,000
1,487,499	[1]	CrossFirst Bankshares, Inc.	22,996,735
4,530,000		FinecoBank Banca Fineco SPA	75,999,823
1,000,000		Hamilton Lane, Inc.	90,460,000
1,074,492		Moelis & Co.	60,676,563
1,000,000	[1,2]	Omega Alpha SPAC	9,770,000
2,822,860	[1,2]	P10, Inc.	34,100,149
1,790,000		StepStone Group, Inc.	62,667,900
4,200,000		Tel Aviv Stock Exchange Ltd.	27,088,669
		TOTAL	618,926,948
		Health Care—30.7%
640,640	[1,4]	Adagio Therapeutics, Inc.	4,502,823
163,495	[1]	Agilon Health, Inc.	2,710,747
1,284,005	[1,2]	Akouos, Inc.	8,307,512
1,000,000	[1]	Albireo Pharma, Inc.	28,490,000
2,365,000	[1]	Alector, Inc.	37,508,900
1,475,000	[1,2]	Aligos Therapeutics, Inc.	4,705,250
2,000,000	[1]	Amphastar Pharmaceuticals, Inc.	46,180,000
916,615	[1]	AnaptysBio, Inc.	29,304,182
341,200		Andlauer Healthcare Group, Inc.	12,841,135
1,000,000	[1]	Annexon, Inc.	7,500,000
1,835,000	[1,2]	Arcturus Therapeutics Holdings, Inc.	47,948,550
567,000	[1]	Argenx SE	151,162,203
205,900	[1]	Argenx SE, ADR	55,440,634
2,900,000	[1,2]	aTyr Pharma, Inc.	16,501,000
1,320,000	[1]	Avidity Biosciences LLC	21,938,400
1,388,064	[1]	Avrobio, Inc.	2,692,844
875,952	[1,2]	Black Diamond Therapeutics, Inc.	3,652,720
10,150,000	[1,2]	CASI Pharmaceuticals, Inc.	6,830,950
430,000	[1]	Catalent, Inc.	44,689,900
312,548	[1,2]	Celcuity, Inc.	3,475,534
293,000	[1,2]	Century Therapeutics, Inc.	3,817,790
338,980	[1]	Century Therapeutics, Inc.	4,416,909
39,156,130	[4]	CeQur SA	10,791,525
2,390,382	[1,2]	Cerevel Therapeutics Holdings	62,245,547
400,000	[1]	Cerevel Therapeutics, Inc.	10,416,000
160,000	[1]	Charles River Laboratories International, Inc.	52,761,600

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
190,200	[1,4]	Clementia Pharmaceuticals, Inc., Rights	$ 0
6,412,388	[1,2]	ContraFect Corp.	18,018,810
342,500	[1,2]	CRISPR Therapeutics AG	21,834,375
569,070	[1]	Cryoport, Inc.	23,770,054
157,630	[1]	Definitive Healthcare Corp.	3,448,944
750,000	[1]	Denali Therapeutics, Inc.	25,665,000
89,555	[1]	Dexcom, Inc.	38,551,636
7,925,000	[1,2]	Dynavax Technologies Corp.	102,787,250
364,112	[1,2]	Evotec SE, ADR	7,264,034
750,000	[1,2]	FIGS, Inc.	16,860,000
1,000,000	[1]	Frequency Therapeutics, Inc.	5,370,000
178,000	[1]	Frequency Therapeutics, Inc.	955,860
1,702,536	[1]	Fusion Pharmaceuticals, Inc.	13,024,400
141,203	[1]	Galapagos NV	8,683,382
125,617	[1]	Galapagos NV	8,453,389
2,500,000	[1,2]	Gossamer Bio, Inc.	23,975,000
600,338	[1,2]	Gracell Biotechnologies, Inc., ADR	2,131,200
320,970	[1,2]	Graphite Bio, Inc.	2,997,860
406,308	[1]	Graphite Bio, Inc.	3,794,917
100,000	[1]	Guardant Health, Inc.	6,955,000
459,557	[1,2]	Hutchison China MediTech Ltd., ADR	12,518,333
707,053	[1]	Icad, Inc.	3,952,426
1,257,500	[1]	IDEAYA Biosciences, Inc.	20,836,775
1,406,000	[1,2]	Immatics N.V.	14,186,540
290,000	[1,3]	Immatics N.V. - Restricted	2,926,100
100,000	[1]	Inari Medical, Inc.	7,356,000
333,500	[1]	Inspire Medical Systems, Inc.	73,800,215
90,000	[1]	Insulet Corp.	22,320,000
356,976	[1]	Intellia Therapeutics, Inc.	33,759,220
653,206	[1]	Jasper Therapeutics, Inc.	3,089,664
234,420	[1]	Karuna Therapeutics, Inc.	26,034,685
307,800	[1,2]	Kinnate Biopharma, Inc.	3,379,644
188,702	[1,4]	Laronde, Inc.	4,206,621
954,940	[1,2]	Legend Biotech Corp., ADR	40,718,642
984,196	[1,2]	MaxCyte, Inc.	6,357,906
2,037,600	[1]	Merus NV	50,145,336
4,272,400	[1]	Minerva Neurosciences, Inc.	3,526,439
205,700	[1]	Mirati Therapeutics, Inc.	24,540,010
1,109,359	[1]	Molecular Partners AG	30,462,588
125,364	[1]	Molecular Partners AG, ADR	3,428,705
248,700	[1]	Morphic Holding, Inc.	10,552,341
620,625	[1]	NanoString Technologies, Inc.	21,548,100
1,013,500	[1]	Natera, Inc.	71,603,775
1,123,900	[1]	NeoGenomics, Inc.	25,332,706
300,000	[1,2]	Oak Street Health, Inc.	5,214,000
660,900	[1]	Orchard Therapeutics PLC	674,118
1,775,000	[1]	Otonomy, Inc.	3,567,750
100,000	[1,2]	Penumbra, Inc.	22,601,000
250,000	[1,2]	PMV Pharmaceuticals, Inc.	4,015,000
314,318	[1]	Privia Health Group, Inc.	6,688,687
5,761	[1,2]	Protalix Biotherapeutics, Inc.	4,851
1,378,500		Regulus Therapeutics, Inc.	3,400,760

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
15,135,000	[1]	Regulus Therapeutics, Inc.	$ 3,733,805
600,000	[1]	Relay Therapeutics, Inc.	13,278,000
327,500	[1]	Repligen Corp.	64,956,350
1,625,000	[1]	Rezolute, Inc.	7,247,500
1,350,000	[1]	Rhythm Pharmaceuticals, Inc.	10,003,500
650,000	[1]	Rubius Therapeutics, Inc.	4,387,500
336,300	[1]	Sarepta Therapeutics, Inc.	24,068,991
3,427,645	[1,2]	Scynexis, Inc.	16,795,461
125,000	[1,2]	Seer, Inc.	1,966,250
370,000	[1]	SI-BONE, Inc.	7,289,000
576,500	[1]	Surgery Partners, Inc.	24,599,255
1,972,500	[1]	Talkspace, Inc.	2,919,300
400,000	[1]	Tandem Diabetes Care, Inc.	47,244,000
450,000	[1]	Treace Medical Concepts, Inc.	8,163,000
1,015,500	[1]	Turning Point Therapeutics, Inc.	37,807,065
1,535,500	[1]	Ultragenyx Pharmaceutical, Inc.	107,377,515
700,000	[1]	UniQure N.V.	12,635,000
822,570	[4]	United Therapeutics Corp.	0
187,800	[1]	Veeva Systems, Inc.	44,422,212
1,325,000	[1,2]	Vericel Corp.	47,143,500
197,537	[1,2]	Verve Therapeutics, Inc.	5,693,016
1,010,000	[1]	Zai Lab Ltd., ADR	50,166,700
504,700	[1]	Zentalis Pharmaceuticals, LLC	28,808,276
		TOTAL	2,148,827,899
		Industrials—9.8%
544,100		Advanced Drainage System, Inc.	61,532,269
1,500,000		Aris Water Solutions, Inc.	17,355,000
1,105,021	[1]	Azek Co., Inc.	36,498,844
1,000,000	[1,2]	Azul S.A., ADR	16,560,000
1,250,000	[1]	Colfax Corp.	51,400,000
600,000		Comfort Systems USA, Inc.	53,868,000
417,000	[1]	CoStar Group, Inc.	29,256,720
239,500	[1]	Generac Holdings, Inc.	67,630,010
1,322,300	[1]	GMS, Inc.	67,675,314
1,050,000	[1]	GXO Logistics, Inc.	85,270,500
728,500	[1]	Montrose Environmental Group, Inc.	33,343,445
810,000	[1,2]	Plug Power, Inc.	17,714,700
558,500	[1]	Trex Co., Inc.	51,085,995
1,380,000	[1]	Upwork, Inc.	37,536,000
921,000	[1]	XPO Logistics, Inc.	60,942,570
		TOTAL	687,669,367
		Information Technology—18.7%
1,450,000	[1]	Allegro MicroSystems, Inc.	41,151,000
400,000	[1]	Alteryx, Inc.	22,828,000
1,200,000	[1]	Anaplan, Inc.	57,936,000
150,000	[1]	Avalara, Inc.	16,443,000
1,522,664	[1,2]	AvidXchange Holdings, Inc.	15,774,799
397,500	[1]	Blackline, Inc.	36,518,325
530,000	[1,2]	Braze, Inc.	26,510,600
1,600,000	[1]	Camtek Ltd.	59,472,000
485,000	[1,2]	Cerence, Inc.	30,792,650
400,000	[1]	CloudFlare, Inc.	38,560,000

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
500,000	[1,2]	CS Disco, Inc.	$ 17,160,000
500,000	[1]	Docebo, Inc.	28,345,000
123,600	[1]	DocuSign, Inc.	15,545,172
1,400,000	[1]	Domo, Inc.	65,744,000
390,000	[1]	Endava PLC, ADR	47,431,800
930,500	[1]	Envestnet, Inc.	68,801,170
450,000	[1]	Everbridge, Inc.	23,004,000
1,060,000	[1]	Grid Dynamics Holdings, Inc.	28,249,000
1,075,786	[1]	International Money Express, Inc.	17,223,334
1,250,000	[1,2]	LivePerson, Inc.	37,337,500
841,938	[1]	Nordic Semiconductor ASA	24,892,158
425,600	[1]	Novoste Corp.	58,775,360
790,000	[1,2,3]	Nuvei Corp.	48,190,000
645,000	[1]	Q2 Holdings, Inc.	42,086,250
1,030,000	[1,2]	Rapid7, Inc.	99,219,900
432,364,902	[1]	Seeing Machines Ltd.	53,103,167
250,000	[1]	Shift4 Payments, Inc.	13,180,000
34,300	[1]	Shopify, Inc.	33,073,432
1,130,000	[1,2]	ShotSpotter, Inc.	29,798,100
100,000	[1]	Sitime Corp.	23,309,000
1,255,500	[1]	Smartsheet, Inc.	78,117,210
1,195,000	[1]	Sumo Logic, Inc.	14,232,450
78,200	[1]	Tyler Technologies, Inc.	37,051,160
1,635,000	[1]	WM Technology, Inc.	8,289,450
200,000	[1]	Zscaler, Inc.	51,422,000
		TOTAL	1,309,566,987
		Materials—4.0%
680,000		Eagle Materials, Inc.	99,178,000
2,585,000	[1,2]	Livent Corp.	59,480,850
175,000		Scotts Miracle-Gro Co.	26,460,000
1,350,000	[1]	SilverCrest Metals, Inc.	10,206,000
815,000		Westlake Chemical Corp.	80,399,750
		TOTAL	275,724,600
		Real Estate—5.7%
1,025,000		Americold Realty Trust	29,161,250
1,800,000		Easterly Government Properties, Inc.	37,746,000
645,000		Lamar Advertising Co.	71,440,200
2,110,000		MGM Growth Properties LLC	82,036,800
300,000		National Storage Affiliates Trust	18,468,000
950,000	[1]	Ryman Hospitality Properties	83,980,000
1,827,800		STAG Industrial, Inc.	78,101,894
		TOTAL	400,934,144
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,969,121,240)	6,878,175,405
		WARRANTS—0.2%
		Financials—0.0%
333,333	[1]	FirstMark Horizon Acquisition Corp., Warrants 9/26/2025	150,000
333,333	[1]	Hamilton Lane Alliance Holdings I, Inc., Warrants 1/8/2026	169,983
		TOTAL	319,983
		Health Care—0.2%
176,600	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	13,280
129,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	31,922

Shares			Value
		WARRANTS—continued
		Health Care—continued
467,500	[1]	ContraFect Corp., Warrants 7/25/2022	$ 0
2,247,188	[1]	ContraFect Corp., Warrants 5/27/2023	615,505
187,500	[1]	Dynavax Technologies Corp., Warrants 2/12/2022	1,588,200
200,000	[1]	Immatics N.V., Warrants 12/31/2025	538,000
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	516,685
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	289,008
15,480	[1]	Scynexis, Inc., Warrants 3/8/2023	1,740
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	1,050,561
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	7,060,900
100,000	[1]	Talkspace, Inc., Warrants 6/21/2025	21,980
		TOTAL	11,727,781
		TOTAL WARRANTS (IDENTIFIED COST $11,317,241)	12,047,764
		INVESTMENT COMPANIES—5.1%
60,189,986		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	60,189,986
297,034,358		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[5]	297,034,358
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $357,224,344)	357,224,344
		TOTAL INVESTMENT IN SECURITIES—103.6% (IDENTIFIED COST $5,337,662,825)	7,247,447,513
		OTHER ASSETS AND LIABILITIES - NET—(3.6)%[6]	(255,192,974)
		TOTAL NET ASSETS—100%	$6,992,254,539
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*
Communication Services:
Reservoir Media Management, Inc.	$12,870,000	$—	$—	$(3,120,000)	$—	$9,750,000	1,500,000	$—
Consumer Discretionary:
CTOS LLC**	$36,200,000	$—	$—	$(3,320,000)	$—	$32,880,000	4,000,000	$—
Xponential Fitness, Inc.	$24,758,500	$—	$(1,546,173)	$492,555	$739,118	$24,444,000	1,400,000	$—
Financials:
BCLS Acquisition Corp.	$9,910,000	$—	$—	$(80,000)	$—	$9,830,000	1,000,000	$—
Omega Alpha SPAC	$9,770,000	$—	$—	$—	$—	$9,770,000	1,000,000	$—
P10, Inc.	$34,706,287	$563,771	$—	$(1,169,909)	$—	$34,100,149	2,822,860	$—
StepStone Group, Inc.	$84,094,200	$—	$—	$(21,426,300)	$—	$62,667,900	1,790,000	$268,500
Health Care:
Akouos, Inc.	$11,966,927	$—	$—	$(3,659,415)	$—	$8,307,512	1,284,005	$—
Albireo Pharma, Inc.	$29,220,000	$—	$—	$(730,000)	$—	$28,490,000	1,000,000	$—
Alector, Inc.	$51,415,100	$—	$—	$(13,906,200)	$—	$37,508,900	2,365,000	$—
Amphastar Pharmaceuticals, Inc.	$37,360,000	$—	$—	$8,820,000	$—	$46,180,000	2,000,000	$—
AnaptysBio, Inc.	$30,156,633	$—	$—	$(852,451)	$—	$29,304,182	916,615	$—
Annexon, Inc.	$16,310,000	$—	$—	$(8,810,000)	$—	$7,500,000	1,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$60,075,135	$20,247,000	$—	$(32,373,585)	$—	$47,948,550	1,835,000	$—
aTyr Pharma, Inc.	$24,911,000	$—	$—	$(8,410,000)	$—	$16,501,000	2,900,000	$—
Avidity Biosciences LLC	$29,700,000	$—	$—	$(7,761,600)	$—	$21,938,400	1,320,000	$—
Avrobio, Inc.	$7,800,920	$—	$—	$(5,108,076)	$—	$2,692,844	1,388,064	$—
CASI Pharmaceuticals, Inc.	$10,962,000	$—	$—	$(4,131,050)	$—	$6,830,950	10,150,000	$—
ContraFect Corp.	$24,174,703	$—	$—	$(6,155,893)	$—	$18,018,810	6,412,388	$—

Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*
ContraFect Corp., Warrants 5/27/2023	$1,524,492	$—	$—	$(908,987)	$—	$615,505	2,247,188	$—
ContraFect Corp., Warrants 7/25/2022	$93	$—	$—	$(93)	$—	$—	467,500	$—
Dynavax Technologies Corp.	$152,359,118	$6,763,172	$(961,638)	$(54,767,105)	$(606,297)	$102,787,250	7,925,000	$—
Dynavax Technologies Corp., Warrants 2/12/2022	$2,904,206	$—	$—	$(1,316,006)	$—	$1,588,200	187,500	$—
Frequency Therapeutics, Inc.	$6,280,000	$—	$—	$(910,000)	$—	$5,370,000	1,000,000	$—
Frequency Therapeutics, Inc.	$1,117,840	$—	$—	$(161,980)	$—	$955,860	178,000	$—
IDEAYA Biosciences, Inc.	$26,960,800	$—	$—	$(6,124,025)	$—	$20,836,775	1,257,500	$—
Merus NV	$53,715,750	$3,494,100	$—	$(7,064,514)	$—	$50,145,336	2,037,600	$—
Minerva Neurosciences, Inc.	$5,981,360	$—	$—	$(2,454,921)	$—	$3,526,439	4,272,400	$—
Molecular Partners AG	$16,406,190	$3,525,735	$—	$10,530,663	$—	$30,462,588	1,109,359	$—
Otonomy, Inc.	$3,727,500	$—	$—	$(159,750)	$—	$3,567,750	1,775,000	$—
Rezolute, Inc.	$10,400,000	$—	$—	$(3,152,500)	$—	$7,247,500	1,625,000	$—
Rezolute, Inc., Warrants 10/8/2027	$1,071,090	$—	$—	$(554,405)	$—	$516,685	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$414,720	$—	$—	$(125,712)	$—	$289,008	64,800	$—
Rhythm Pharmaceuticals, Inc.	$15,538,500	$—	$—	$(5,535,000)	$—	$10,003,500	1,350,000	$—
Scynexis, Inc.	$7,996,130	$11,725,347	$—	$(2,926,016)	$—	$16,795,461	3,427,645	$—
Scynexis, Inc., Warrants 3/8/2023	$2,324	$—	$—	$(584)	$—	$1,740	15,480	$—
Scynexis, Inc., Warrants 5/21/2024	$1,073,545	$—	$—	$(22,984)	$—	$1,050,561	720,500	$—
Scynexis, Inc., Warrants 1/1/2099	$7,219,410	$—	$—	$(158,510)	$—	$7,060,900	1,441,000	$—
Talkspace, Inc.**	$6,785,400	$—	$—	$(3,866,100)	$—	$2,919,300	1,972,500	$—
Talkspace, Inc., Warrants 6/21/ 2025**	$67,000	$—	$—	$(45,020)	$—	$21,980	100,000	$—
Ultragenyx Pharmaceutical, Inc.	$128,859,160	$—	$—	$(21,481,645)	$—	$107,377,515	1,535,500	$—
UniQure N.V.**	$42,658,000	$—	$(14,722,119)	$5,252,827	$(20,553,708)	$12,635,000	700,000	$—
Industrials:
Aris Water Solutions, Inc.	$17,087,500	$3,264,462	$—	$(2,996,962)	$—	$17,355,000	1,500,000	$87,500
Information Technology:
Braze, Inc.	$—	$43,660,195	$—	$(17,149,595)	$—	$26,510,600	530,000	$—
Domo, Inc.	$123,690,000	$—	$—	$(57,946,000)	$—	$65,744,000	1,400,000	$—
International Money Express, Inc.**	$43,205,655	$—	$(24,457,225)	$(6,404,703)	$4,879,607	$17,223,334	1,075,786	$—
Seeing Machines Ltd.	$51,861,087	$9,949,448	$(955,120)	$(7,643,759)	$(108,489)	$53,103,167	432,364,902	$—
ShotSpotter, Inc.	$43,579,200	$289,849	$—	$(14,070,949)	$—	$29,798,100	1,130,000	$—
WM Technology, Inc.**	$25,336,800	$—	$(5,104,893)	$(12,697,350)	$754,893	$8,289,450	1,635,000	$—
Affiliated issuers no longer in the portfolio at period end	$37,836,689	$—	$(23,463,160)	$8,052,890	$(22,426,419)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,382,020,964	$103,483,079	$(71,210,328)	$(318,510,719)	$(37,321,295)	$1,058,461,701	521,322,426	$356,000

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At January 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$118,231,170	$674,899,307	$793,130,477
Purchases at Cost	$290,958,690	$556,275,224	$847,233,914
Proceeds from Sales	$(348,999,874)	$(934,082,827)	$(1,283,082,701)
Change in Unrealized Appreciation/(Depreciation)	N/A	$(8,965)	(8,965)
Net Realized Gain/(Loss)	N/A	$(48,381)	(48,381)
Value as of 1/31/2022	$60,189,986	$297,034,358	$357,224,344
Shares Held as of 1/31/2022	60,189,986	297,034,358	357,224,344
Dividend Income	$—	$11,457	$11,457

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$361,658,740	$357,224,344

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2022, these restricted securities amounted to $58,615,450, which represented 0.8% of total net assets.

Additional information on restricted securities held at January 31, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$6,350,000	$7,499,350
Immatics N.V. - Restricted	6/30/2020	$2,900,000	$2,926,100
Nuvei Corp.	9/17/2020	$20,540,000	$48,190,000

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$5,700,820,787*	$—	$8,709,444	$5,709,530,231
International	708,916,970	448,936,679	10,791,525	1,168,645,174
Debt Securities:
Warrants	1,168,971	10,878,793	—	12,047,764
Investment Companies	357,224,344	—	—	357,224,344
TOTAL SECURITIES	$6,768,131,072	$459,815,472	$19,500,969	$7,247,447,513

*
Includes $11,456,098 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing a quotable price in an active market. This transfer represents the value of the securities at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt